SUBORDINATED LIABILITIES	6 Months Ended
Jun. 30, 2025
Subordinated liabilities [abstract]
SUBORDINATED LIABILITIES	23. SUBORDINATED LIABILITIES

	30 June 2025	31 December 2024
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,800	1,837
	2,348	2,385
In both H1-25 and H1-24, no debt securities and subordinated liabilities were repurchased as part of ongoing liability management exercises.